DESCRIPTION OF BUSINESS - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Mar. 31, 2011 Tsunami	Mar. 31, 2012 Japan Location	Mar. 31, 2012 Foreign Location	Mar. 31, 2012 Europe	Mar. 31, 2012 North America	Mar. 31, 2012 Asia	Mar. 31, 2012 Other Foreign Country
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of net sales generated from overseas customers			82.00%	41.70%	12.70%	8.80%	18.80%
Number of plants		2	7
Damage losses	¥ 6
Cash donation for restoration and repair	¥ 50